Sungy Mobile Limited (Parent Company) - Condensed Balance Sheets (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 27,761,039	172,246,142	$ 122,391,196	759,388,415	83,598,378	81,011,002	72,705,962	705,047,599	14,121,730	13,999,072
Time deposits	68,336,396	424,000,000					424,000,000
Prepaid expenses and other current assets	4,634,636	28,756,061		14,545,788			13,516,856	2,234,180
Intangible assets	4,304,987	26,710,724		2,070,778			234,174
Investment in and amounts due from subsidiaries							263,560,893	236,814,824
Equity method investment	3,088,125	19,160,580					1,169,274
Investment securities	11,785,135	73,122,050					72,500,780
Other non-current assets	1,556,320	9,656,340		4,518,314			3,266,784
Total assets	143,986,871	893,380,937		903,003,569			850,954,723	944,096,603
Accrued expenses and other current liabilities	14,444,288	89,621,014		50,797,381			9,235,109	3,320,945
Amounts due to subsidiaries							66,749,022	105,785,121
Other non-current liabilities	363,847	2,257,528					2,257,528
Total liabilities	19,529,481	121,172,610		68,013,032			78,241,659	109,106,066
Ordinary shares							126,722	133,483
Treasury shares	(459,694)	(2,852,216)					(2,852,216)
Additional paid-in capital	174,768,457	1,084,368,371		1,111,259,393			1,084,368,371	1,111,259,393
Accumulated other comprehensive income	9,615,035	59,657,446		45,021,487			59,657,446	45,021,487
Accumulated deficit	(59,405,483)	(368,587,259)		(321,423,826)			(368,587,259)	(321,423,826)
Total shareholders' equity	124,538,739	772,713,064		834,990,537			772,713,064	834,990,537
Commitments and contingencies
Total liabilities and shareholders' equity	$ 143,986,871	893,380,937		903,003,569			850,954,723	944,096,603